Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
29.	FAIR VALUE MEASUREMENTS

The Company applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Cash equivalents, fixed rate time deposits, floating rate time deposits and bonds payable are classified within Level 1 because they are valued by using quoted market prices. The fair values of the Company’s floating rate principal guaranteed investments and fixed rate principal guaranteed investments are as measured and held-to-maturity investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates.

The mandatorily redeemable noncontrolling interests (Note 1(c)), the contingent considerations for the acquired businesses (Note 4) and the share-settled bonuses are classified within Level 3. The fair value of the noncontrolling interest was estimated using the income approach based on the discounted cash flows (“DCF”) model, with adjustments for the lack of control and lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interests in the Consolidated VIE. The contingent considerations are based on the achievement of certain financial targets in accordance with the sales and purchase agreements for the various periods, as well as other non-financial measures. The revenue and net profit targets were calculated based on the DCF model. The DCF model involves applying appropriate discount rates to estimated cash flow forecasts that are based on forecasts of revenue and costs. Estimation of future cash flows requires the Company to make complex and subjective judgments regarding the acquired businesses’ projected financial and operating results, unique business risks, limited operating histories and future prospects. The acquired businesses’ revenue forecasts were based on expected annual growth rates which were derived from a combination of our historical experience and industry trends. The fair value of the share-settled bonuses was estimated using the performance bonuses that the Company estimates to be settled in shares and the observable market prices of the underlying ADSs of the Company.

The redeemable noncontrolling interests of Aipu Group are classified within level 3. The fair value of the redeemable noncontrolling interests at the acquisition date was determined with the estimated operating and financial results for the year ending December 31, 2014, 2015 and 2016. The fair value of embedded put option in the redeemable noncontrolling interests was estimated by Monte Carlo Method, which was calculated by multiplying net income and simulated earnings multiple ratio for the year ending December 31, 2014, 2015 and 2016.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2013
	RMB	RMB	RMB	RMB
Cash equivalents:
- Fixed rate time deposits	821,718	—	—	821,718

Held-to-maturity short-term investments:
- Fixed rate time deposits	127,023	—	—	127,023
- Floating rate time deposits	74,803	—	—	74,803
- Floating rate principal guaranteed investments	—	900,000	—	900,000

Assets	1,023,544	900,000	—	1,923,544

Long-term borrowings:
- Bonds payable	1,027,140	—	—	1,027,140

Other liabilities:
- Share-settled bonuses	—	—	6,441	6,441
- Mandatorily redeemable noncontrolling interests in Asia Cloud Investment	—	—	100,000	100,000

Amounts due to related parties:
- Contingent consideration payable in relation to the acquisition of subsidiaries	—	—	178,265	178,265

Liabilities	1,027,140	—	284,706	1,311,846

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2014
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Fixed rate time deposits	116,677	—	—	116,677	18,805

Held-to-maturity short-term investments:
- Fixed rate time deposits	11,242	—	—	11,242	1,812
- Fixed rate principal guaranteed investments	—	900,000	—	900,000	145,054

Assets	127,919	900,000	—	1,027,919	165,671

Long-term borrowings:
- Bonds payable	2,211,274	—	—	2,211,274	356,393

Other liabilities:
- Share-settled bonuses	—	—	14,913	14,913	2,404
- Mandatorily redeemable noncontrolling interests in Asia Cloud Investment	—	—	100,000	100,000	16,117

Amounts due to related parties:
- Contingent consideration payable in relation to the acquisition of subsidiaries	—	—	548,017	548,017	88,324

Liabilities	2,211,274		662,930	2,874,204	463,238

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payable
RMB
Fair value at January 1, 2013	142,783
Contingent purchase consideration payable — Tianwang and Yilong (Note 4)	55,889
Contingent purchase consideration payable — iJoy (Note 4)	72,294
Changes in the fair value	55,882
Payment of cash consideration	(22,868)
Reclassification to equity upon resolution of contingencies	(125,715)

Transfers in and/or out of Level 3	—
Fair value at December 31, 2013	178,265

Contingent purchase consideration payable — Aipu Group (Note 4)	48,971
Contingent purchase consideration payable — Dermot Entities (Note 4)	355,067
Contingent purchase consideration payable — Other acquisitions (Note 4)	14,678
Changes in the fair value	22,629
Payment of cash consideration	(4,870)
Reclassification to equity upon resolution of contingencies	(66,280)
Foreign exchange gain/(loss) generate from payment of cash consideration	(443)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2014	548,017

Fair value at December 31, 2014 (US$)	88,324

Share-settled bonuses
RMB
Fair value at January 1, 2013	—
Increase in bonuses settled in shares during 2013	5,894
Changes in the fair value	4,566
Reclassification to equity	(1,564)
Reclassification to “Accrued expenses and other payables-Others”	(2,455)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2013	6,441

Increase in bonuses settled in shares during 2014	14,862
Changes in the fair value	9,141
Reclassification to equity	(15,454)
Reclassification to “Accrued expenses and other payables-Others”	(77)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2014	14,913

Fair value at December 31, 2014 (US$)	2,404

Mandatorily redeemable noncontrolling interests in Asia Cloud Investment
RMB
Fair value at January 1, 2014	100,000
Changes in the fair value	—
Transfers in and/or out of Level 3	—

Fair value at December 31, 2014	100,000

Fair value at December 31, 2014 (US$)	16,117

Changes in the fair value of the contingent purchase consideration payable will be recorded in the consolidated financial statements of operations. The Company’s valuation techniques used to measure the fair value of the contingent consideration payable were derived from management’s assumptions of estimations as discussed above.